SIGNIFICANT ACCOUNTING POLICIES - Schedule of Antidilutive Equity Awards Not Included in the Calculation of EPS (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Outstanding stock options and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)			3,401,478	2,335,019
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	27,509	27,509	27,509	27,509